Issued Capital and Reserves (Details) - Schedule of share based payment reserves - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of share based payment reserves [Abstract]
Beginning balance	$ 2,361,094	$ 1,796,810
Share-based payments expense during the year (note 8)	801,450	564,284
Ending balance	$ 3,162,544	$ 2,361,094